Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
11. Equity-Based Compensation
Equity Compensation Plans
A summary of the option activity under the Company’s equity compensation plans is as follows:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price (per option)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	968,292	$132.50	6.35	$—
Granted	546,935	23.00
Forfeited	(183,993)	126.50
Expired	(83,588)	130.00

Outstanding at September 30, 2023	1,247,646	$35.50	7.45	$—

Exercisable at September 30, 2023	424,504	$52.00	4.01	$—

A summary of restricted stock unit (“RSU”) activity is as follows:

	RSUs Outstanding
	Number of RSUs	Weighted- Average Fair Value (per RSU)
Outstanding at December 31, 2022	63,184	$72.50
Granted	462,423	29.00
Vested	(225,062)	34.00
Forfeited	(19,483)	37.00

Outstanding at September 30, 2023	281,062	$33.00

The fair value of RSUs vested during the three and nine months ended September 30, 2023 was $0.1 million and $7.7 million, respectively. $0.7 million and $2.2 million was the fair value of RSUs vested during the three and nine months ended September 30, 2022, respectively.
On January 1, 2023, the number of shares available for issuance under the 2021 Incentive Award Plan (the “2021 Plan”) increased by 15,608,106 pursuant to the terms of the 2021 Plan. As of September 30, 2023, 14,805,017 shares of Class A Common Stock were available for issuance under the 2021 Plan.
Vested RSUs included shares of common stock that the Company withheld on behalf of certain employees to satisfy the minimum statutory tax withholding requirements, as defined by the Company. The Company withheld shares of common stock with an aggregate fair value and remitted taxes of $2.2 million during the nine months ended September 30, 2023, which were classified as financing cash outflows in the unaudited condensed consolidated statements of cash flows. The Company canceled and returned these shares to the 2021 Plan, which are available under the plan terms for future issuance.
On June 14, 2023, the Board of Directors of the Company (“the Board”) adopted the Company’s 2023 Employment Inducement Incentive Award Plan (the “Inducement Plan”) for the grant of non-qualified
stock options, stock appreciation rights, restricted stock, RSU’s, dividend equivalents and other stock or cash-based awards to prospective employees. The Board reserved 477,665 shares of the Company’s common stock for issuance pursuant to the awards granted under the Inducement Plan.

Effective as of June 15, 2023, the Company appointed Mark Goldston as Executive Chairman, replacing the service of Mr. Daikeler in his capacity as Chairman of the Board. Mr. Daikeler continues to serve as the Company’s CEO and as a director. In connection with the employment offer letter to Mr. Goldston, he was granted a stock option under the Inducement Plan, covering an aggregate of 477,665 shares of the Company’s Class A common stock, par value $0.0001 per share (the “Option”). Of this amount, 159,222 shares subject to the Option will vest based on continued service (the “Time-Vesting Options”) and 318,443 shares will vest based on the attainment of applicable performance goals and continued service (the “Performance-Vesting Options”). The Time-Vesting Options will vest and become exercisable with respect to 25% of the Time-Vesting Options subject to the Option on each of the first four anniversaries of June 15, 2023. The Performance-Vesting Options will vest and become exercisable based on both (1) the achievement of pre-determined
price per share goals and (2) Mr. Goldston’s service through the applicable vesting date. Any earned Performance-Vesting Options will vest and become exercisable as of the later of (1) June 15, 2024, and (2) the date on which the applicable price per share goal is achieved. The weighted average exercise price of the Performance-Vesting Options was $22.00 per option and none of the Performance-Vesting Options were exercisable as of September 30, 2023.
Vesting tranche Number of Performance -Vesting Options Price per share goal
Tranche 1 79,611 $50.00
Tranche 2 79,611 $75.00
Tranche 3 79,611 $100.00
Tranche 4 79,610 $125.00
The share price is measured by averaging the fair market value (as defined in the Inducement Plan) per share over any 30 consecutive trading-day
period.
Employee Stock Purchase Plan
In May 2022, the Company established an employee stock purchase plan (the “ESPP”), the terms of which allow for qualified employees to participate in the purchase of designated shares of the Company’s common stock at a price equal to 85% of the lower of the closing price at the beginning or ending of each six-month
purchase period.
During the nine months ended September 30, 2023, 19,637 shares of the Company’s common stock were issued pursuant to the ESPP at an average price of $23.00 per share.
Stock-based compensation expense associated with the Company’s ESPP is based on fair value estimated on the date of grant using the Black-Scholes option pricing valuation model and the following weighted-average assumptions for grants during the nine months ended September 30, 2023:

Nine months ended September 30, 2023
Risk-free rate	4.6%
Dividend yield rate	—
Volatility	55.3%
Expected term (in years)	0.50
Weighted-average grant date fair value	$7.00

Equity-Based Compensation Expense
The fair value of each award that vests solely based on time as of the date of grant is estimated using a Black-Scholes option-pricing model. The following table summarizes the weighted-average assumptions used to determine the fair value of time vested option grants:

	Nine months ended September 30,
	2023	2022
Risk-free rate	3.8%	2.9%
Dividend yield rate	—	—
Volatility	54.8%	52.5%
Expected term (in years)	5.92	6.08
Weighted-average grant date fair value	$13.50	$31.50
The fair value of the Performance-Vesting Options as of the date of grant is estimated using a Monte Carlo simulation. The following table summarizes the weighted average assumptions used to determine the fair value of the Performance-Vesting Options:

Nine months ended September 30, 2023
Risk-free rate	3.7%
Dividend yield rate	—
Volatility	53.7%
Expected term (in years)	10.00
Weighted-average grant date fair value	$13.00
Equity-based compensation expense for the three and nine months ended September 30, 2023 and 2022 was as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Cost of revenue	$795	$413	$2,551	$1,130
Selling and marketing	2,689	2,578	7,846	5,235
Enterprise technology and development	394	364	1,097	1,274
General and administrative	2,558	2,246	7,658	5,527

Total equity-based compensation	$6,436	$5,601	$19,152	$13,166

In connection with the restructuring activities that took place during the three and nine months ended September 30, 2023, the Company modified certain stock awards of terminated employees (approximately 25 employees in the three month period ended September 30, 2023 and approximately 100 employees in the three months ended March 31, 2023). The modifications included accelerating the vesting of any options that would have vested within three months of the employees termination date, and all vested options will be available for exercise for a total of six months after the employees’ termination date (that is, three months in addition to the standard three months per original agreement). As a result of these modifications, the Company recognized approximately zero and $1.0 million reduction to equity-based compensation expense within general and administrative expense in the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023, respectively.
Repricing of Stock Options
The Company determined that a significant portion of the outstanding stock options had an exercise price per share that was significantly higher than the current fair market value of the Company’s common stock (the
“Underwater Options”). In order to help retain and motivate holders of Underwater Options, and align their interests with those of stockholders, on September 14, 2023, the Compensation Committee of the Board of Directors resolved that it was in the best interests of the Company and its stockholders to amend certain of the Underwater Options (the “Amended Underwater Options”) for current employees and consultants of the Company that were either (1) not maturing in fiscal 2023 or (2) that had not been issued at an exercise price of less than $50.00 in the prior twelve months, to reduce the exercise price of each Amended Underwater Option to the closing per share price of the Company’s common stock on September 14, 2023 (the “Repricing”). The Company had 531,515 Amended Underwater Options which had their exercise price amended to $17.35 per option.
Excluded from the Repricing were, among others, Underwater Options held by members of the Board of Directors, the Company’s CEO and Executive Chairman; any Underwater Options with an exercise price less than $50.00; and options granted to consultants who are no longer providing services to the Company. Except for the modification of the exercise price, all other terms and conditions of the Amended Underwater Options remain in effect.
The Company determined that the Repricing represented a modification of share-based awards under ASC 718. Accordingly, the Company recognized incremental stock-based compensation of $1.6 million which was recorded in the three and nine months ended September 30, 2023, related to 225,174 vested Amended Underwater Options. At September 30, 2023, $1.5 million incremental unrecognized compensation expense related to 276,341 unvested Amended Underwater Options will be recognized as expense over the requisite service period in which the options vest, or 1.6 years.
As of September 30, 2023, the total unrecognized equity-based compensation expense was $37.4 million, which will be recognized over a weighted-average remaining period of 2.66 years.

Note 17. Equity-Based Compensation
Equity Compensation Plans
Prior to the Business Combination, the Company maintained its 2020 Beachbody Company Group LLC Equity Compensation Plan (the “2020 Plan”), under which, grants were awarded to certain employees, consultants, and members of the Company’s board of managers through the granting of one or more of the following types of awards: (a) nonqualified unit options, (b) unit awards, and (c) unit appreciation rights. The Company granted nonqualified unit options with vesting periods ranging from three
to five years under the 2020 Plan.
Upon closing of the Business Combination, awards under the 2020 Plan were converted at the Exchange Ratio, and the Company’s board of directors approved the 2021 Incentive Award Plan (the “2021 Plan”). The 2021 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, dividend equivalents, restricted stock units (“RSUs”), and other stock or cash-based awards. Grants under the 2021 Plan may be awarded to employees, consultants, and members of the Company’s board of directors.
Under the 2021 Plan, all awards settle in shares of Class A Common Stock, and up to 30,442,594 shares of Class A Common Stock were initially available for issuance. The number of shares of Class A Common Stock available for issuance under the 2021 Plan will be increased on January 1 of each calendar year beginning in 2022 and ending in 2031 by an amount equal to the lesser of (i)
five
percent of the total number of shares of Class A and Class X Common Stock outstanding on the final day of the immediately preceding calendar year and (ii) the number of shares determined by the Company’s board of directors. As of December 31, 2022, 14,822,267 shares of Class A Common Stock remain available for issuance under the 2021 Plan.
All options typically expire ten years from the date of grant if not exercised. In the event of a termination of employment, all unvested options are forfeited immediately. Generally, any vested options may be exercised within three months, depending upon the circumstances of termination, except for instances of termination “with cause” whereby any vested options or awards are forfeited immediately.
A summary of the option activity under the plans is as follows:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price (per option)	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	835,061	193.00	5.92	$11,379
Granted	456,103	59.00
Exercised	(37,582)	76.00
Forfeited	(209,997)	227.50
Expired	(75,293)	124.00

Outstanding at December 31, 2022	968,292	$132.50	6.35	$—

Exercisable at December 31, 2022	435,120	$130.00	3.10	$—

The intrinsic value of options exercised during the years ended December 31, 2022 and 2021 were $0.8 million and $7.4 million, respectively. There were no options exercised during the year ended December 31, 2020.
The fair value of each award as of the date of grant is estimated using a Black-Scholes option-pricing model. The following table summarizes the assumptions used to determine the fair value of option grants:

	December 31,
	2022	2021	2020
Risk-free rate	3.0%	1.1%	0.5%
Dividend yield rate	—	—	—
Volatility	52.9%	53.5%	54.9%
Expected term (in years)	6.16	6.21	6.22
Weighted-average grant date fair value	$31.50	$227.00	$258.00
The vesting periods are based on the terms of the option grant agreements, generally four
to five years. The risk-free interest rates are based on the U.S. Treasury rates as of the grant dates for the expected terms of the options. Given the lack of public market for the Company’s common units prior to the Business Combination and minimal history as a public company subsequent to the Business Combination, the price volatilities represent calculated values based on the historical price volatilities of publicly traded companies within the Company’s industry group over the options’ expected terms. The expected terms of the options granted were estimated using the simplified method by taking an average of the vesting periods and the original contractual terms. Prior to the Business Combination, the exercise prices represented the estimated fair values of one common unit of the Company’s equity on the grant dates. Subsequent to the Business Combination, the fair value of the Common Stock is based on the closing market price on the date of grant.

A summary of the unvested option activity is as follows:

	Number of Options	Weighted-Average Grant Date Fair Value (per option)
Unvested at December 31, 2021	351,875	159.50
Granted	456,103	31.50
Vested	(119,861)	120.00
Forfeited	(154,944)	108.50

Unvested at December 31, 2022	533,173	$69.00

The Company does not use cash to settle equity instruments issued under equity-based compensation awards. The total fair value of awards which vested during the years ended December 31, 2022, 2021 and 2020 was $14.4 million, $5.3 million and $3.9 million, respectively.
A summary of RSU activity is
as
follows:

	RSUs Outstanding
	Number of RSUs	Weighted-Average Fair Value (per RSU)
Outstanding at December 31, 2021	11,474	$298.50
Granted	73,866	60.50
Vested	(17,134)	125.50
Forfeited	(5,022)	231.00

Outstanding at December 31, 2022	63,184	$72.50

RSUs granted to employees generally vest over four years, based on continued employment, while RSUs granted to members of the board of directors generally vest approximately one year after grant date.
The fair value of RSUs vested during the year ended December 31, 2022 was $2.2 million. No RSUs vested during the year ended December 31, 2021.
Compensation Warrants
During the year ended December 31, 2020, the Company issued warrants for the purchase of 1,184,834 of Old Beachbody’s common units at an exercise price of $8.44 per unit. The warrants vest 25% at the grant date and 25% at each of the first, second, and third anniversaries of the grant date. The warrants have a
10-year
contractual term. In connection with the Business Combination, the Old Beachbody warrants were exchanged for 79,613 warrants for the purchase of the Company’s Class A Common Stock at an exercise price of $126.00 per share.
As of December 31, 2022, 59,710 warrants were exercisable. Compensation cost associated with the warrants is recognized over the requisite service period, which is 4.25 years.

Equity-Based Compensation Expense
Equity-based compensation expense for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Cost of revenue	$1,416	$1,187	$216
Selling and marketing	7,015	7,357	2,169
Enterprise technology and development	1,403	2,380	1,294
General and administrative	7,786	5,489	1,719

Total equity-based compensation	$17,620	$16,413	$5,398

As of December 31, 2022, the total unrecognized equity-based compensation expense was $41.5 million, which will be recognized over a weighted-average remaining period of 2.64 years.